SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

Category	Estimated useful lives
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Furniture and fixtures	3 years
Office equipment	3 years
Motor vehicles	3 years